3. CHANGES IN ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Changes In Accounting Policies
Schedule of effect, increases (decreases), of adopting these accounting standards on the balances of the balance sheet

The following table summarizes the effect, increases (decreases), of adopting these accounting standards on the balances of the balance sheet as at January 1, 2018.

(in thousands of Canadian dollars)	IFRS 15	IFRS 9	Total
Deferred tax assets	$1,263	$93	$1,356

Satellites, property and other equipment	$395	$—	$395

Other current liabilities	$21,007	$—	$21,007

Current indebtedness	$—	$(5,549)	$(5,549)

Long-term indebtedness	$—	$(30,523)	$(30,523)

Deferred tax liabilities	$(21,676)	$9,599	$(12,077)

Other long-term liabilities	$67,087	$—	$67,087

Accumulated earnings	$(65,082)	$26,566	$(38,516)

Reserves	$322	$—	$322

Schedule of impact on financial statements

The impact on the balance sheet as at December 31, 2018 and the statement of loss, statement of other comprehensive loss and statement of cash flows for the year ended December 31, 2018 have been summarized below:

Balance sheet as at December 31, 2018

(in thousands of Canadian dollars)	As reported	IFRS 15 adjustments	Balance without the adoption of IFRS 15

Satellites, property and other equipment	$1,703,039	$2,989	$1,700,050

Deferred tax assets	$10,799	$2,637	$8,162

Other current liabilities	$113,289	$15,046	$98,243

Deferred tax liabilities	$406,900	$(16,021)	$422,921

Other long-term liabilities	$435,518	$60,978	$374,540

Accumulated earnings	$843,601	$(54,699)	$898,300

Reserves	$95,678	$322	$95,356

Statement of loss for the year ended December 31, 2018

(in thousands of Canadian dollars)	As reported	IFRS 15 adjustments	Balance without the adoption of IFRS 15

Revenue	$902,932	$19,512	$883,420

Operating expenses	$(185,827)	$20,558	$(206,385)

Depreciation	$(224,851)	$160	$(225,011)

Operating income	$468,692	$40,230	$428,462

Interest expense	$(237,786)	$(25,328)	$(212,458)

Loss before tax	$(29,880)	$14,902	$(44,782)

Tax expense	$(61,056)	$(4,301)	$(56,755)

Net loss	$(90,936)	$10,601	$(101,537)

Statement of comprehensive loss for the year ended December 31, 2018

(in thousands of Canadian dollars)	As reported	IFRS 15 adjustments	Balance without the adoption of IFRS 15

Net loss	$(90,936)	$10,601	$(101,537)

Foreign currency translation adjustments	$44,459	$(217)	$44,676

Other comprehensive income	$50,183	$(217)	$50,400

Total comprehensive loss	$(40,753)	$10,384	$(51,137)

Statement of cash flows for the year ended December 31, 2018

(in thousands of Canadian dollars)	As reported	IFRS 15 adjustments	Balance without the adoption of IFRS 15

Cash flows from operating activities

Net loss	$(90,936)	$10,601	$(101,537)

Adjustments to reconcile net loss to cash flows from operating activities

Depreciation	$224,851	$(160)	$225,011

Tax expense	$61,056	$4,301	$56,755

Interest expense	$237,786	$25,328	$212,458

Other	$(91,580)	$(40,070)	$(51,510)

Interest paid, net of capitalized interest and interest received	$(176,417)	$2,046	$(178,463)

Net cash from operating activities	$466,297	$2,046	$464,251

Cash flows used in investing activities

Satellite programs, including capitalized interest	$(67,387)	$(2,046)	$(65,341)

Net cash used in investing activities	$(103,307)	$(2,046)	$(101,261)